Acquisition of King's Gaming Promotion Limited (Details Textual) - USD ($)				6 Months Ended	12 Months Ended
		Sep. 12, 2012	Nov. 10, 2010	Jun. 30, 2015	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Business Acquisition Minimum Gross Profit Requirement										$ 6,150,000
Additional Incentive Shares Issued	[1]
Additional Gross Profit Target										$ 2,000,000
Estimated contingent purchase price-Oriental VIP Room		$ 48,007,120
Issue Of Common Stock Subject To Gross Profit Target										500,000
Kings Gaming [Member]
Business Acquisition [Line Items]
Profit Interest Purchase Agreement Initiation Date			Nov. 01, 2010
Acquire Right Percentage Of Profit Interest			100.00%
Payments to Acquire Businesses, Gross			$ 9,000,000	$ 9,000,000
Business Acquisition Working Capital			27,000,000
Business Acquisition Installment Payment			9,000,000
Business Acquisition Minimum Gross Profit Requirement			6,150,000
Additional Incentive Shares Issued				10,000						20,000
Additional Gross Profit Target				$ 1,000,000
Estimated contingent purchase price-Oriental VIP Room			$ 75,973,890
Business Acquisition Common Stock Shares Issued			1,500,000	0	0	[2]	0	[2]
Business Acquisition Common Stock Shares Issued Par Value Per Share			$ 10.74
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration			$ 50,863,890								$ 50,857,564
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			16,110,000
Maximum [Member] | Kings Gaming [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			36,000,000
Minimum [Member] | Kings Gaming [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 9,000,000

[1]	For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued. The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.
[2]	King's Gaming did not meet its Gross Profit Target for the years ended December 2014 or 2013, and therefore no shares for achieving those performance targets were issued.